Financial instruments - Fair value and risk management, Currency Risk (Details) - Currency Risk [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 15, 2025	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Liabilities [Abstract]
Net position				$ (519,656,202)	$ (365,823,432)
USD [Member]
Liabilities [Abstract]
Exchange rates of MXN/USD				20.5103	16.8935
USD [Member] | Subsequent Event [Member]
Liabilities [Abstract]
Exchange rates of MXN/USD			19.4373
USD [Member] | 5% Strengthening [Member]
Sensitivity analysis [Abstract]
Strengthening / weakening, effect on capitalized in construction in process	$ (547,098,446)	$ (313,112,626)
Strengthening / weakening, effect on profit and loss	14,183,216	4,110,719
USD [Member] | 5% Weakening [Member]
Sensitivity analysis [Abstract]
Strengthening / weakening, effect on capitalized in construction in process	547,098,446	313,112,626
Strengthening / weakening, effect on profit and loss	$ (14,183,216)	$ (4,119,719)
Cash and Cash Equivalents and Restricted Cash [Member]
Assets [Abstract]
Financial assets				$ 34,084,570	$ 7,232,698
Trade Receivables [Member]
Assets [Abstract]
Financial assets				2,455,301	419,351
Related Parties [Member]
Assets [Abstract]
Financial assets				0	6,835,274
Liabilities [Abstract]
Financial liabilities				(8,967,127)	(709,429)
Other Receivables [Member]
Assets [Abstract]
Financial assets				26,932	1,512,021
Prepayments [Member]
Assets [Abstract]
Financial assets				18,507	168,229
Current Installments of Long-Term Debt [Member]
Liabilities [Abstract]
Financial liabilities				(152,279,649)	(16,665,975)
Long-Term Debt [Member]
Liabilities [Abstract]
Financial liabilities				(381,206,888)	(354,024,085)
Trade Accounts Payable [Member]
Liabilities [Abstract]
Financial liabilities				(9,216,743)	(6,118,017)
Other Liabilities [Member]
Liabilities [Abstract]
Financial liabilities				$ (4,571,105)	$ (4,473,499)